FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Sensitivity Analysis of Market Risk (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in price	$ (17)
Increase (decrease) in earnings due to reasonably possible decrease in price	17
Crude Oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	(38)
Value of reasonably possible decrease in price	38
Natural Gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	5
Value of reasonably possible decrease in price	(5)
Liquids (bpd)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	(21)
Value of reasonably possible decrease in price	$ 21